UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-8349

Name of Fund: BlackRock MuniHoldings Florida Insured Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniHoldings Florida Insured Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 03/01/07 - 05/31/07

Item 1 - Schedule of Investments

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2007 (unaudited)            (in Thousands)

                                    Face
                                  Amount      Municipal Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.4%     $  2,050      Metropolitan Washington Airports Authority, D.C., Airport System
                                              Revenue Bonds, AMT, Series A, 5.25% due 10/01/2032 (h)                     $    2,130
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 153.2%                   6,600      Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (b)             6,971
                                ---------------------------------------------------------------------------------------------------
                                   3,490      Bay County, Florida, Sales Tax Revenue Bonds, 5% due 9/01/2025 (b)              3,666
                                ---------------------------------------------------------------------------------------------------
                                   3,665      Bay County, Florida, Sales Tax Revenue Bonds, 5% due 9/01/2026 (b)              3,847
                                ---------------------------------------------------------------------------------------------------
                                   4,190      Beacon Tradeport Community Development District, Florida, Special
                                              Assessment Revenue Refunding Bonds (Commercial Project), Series A,
                                              5.625% due 5/01/2032 (k)                                                        4,499
                                ---------------------------------------------------------------------------------------------------
                                   8,000      Broward County, Florida, Educational Facilities Authority Revenue
                                              Bonds (Nova Southeastern University), 5% due 4/01/2031 (n)                      8,271
                                ---------------------------------------------------------------------------------------------------
                                   3,000      Cape Coral, Florida, Special Obligation Revenue Bonds,
                                              5% due 10/01/2030 (a)                                                           3,134
                                ---------------------------------------------------------------------------------------------------
                                   4,190      Cape Coral, Florida, Special Obligation Revenue Bonds,
                                              5% due 10/01/2033 (a)                                                           4,371
                                ---------------------------------------------------------------------------------------------------
                                     410      Clay County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT,
                                              6.55% due 3/01/2028 (d)(i)                                                        418
                                ---------------------------------------------------------------------------------------------------
                                   1,320      Clay County, Florida, School Board, COP (Master Lease Program),
                                              5.75% due 7/01/2010 (a)(j)                                                      1,402
                                ---------------------------------------------------------------------------------------------------
                                     900      Collier County, Florida, IDA, IDR, Refunding
                                              (Southern States Utilities), AMT, 6.50% due 10/01/2025                            906
                                ---------------------------------------------------------------------------------------------------
                                  20,575      Dade County, Florida, Water and Sewer System Revenue Bonds,
                                              5.25% due 10/01/2021 (h)                                                       20,875
                                ---------------------------------------------------------------------------------------------------
                                  21,640      Dade County, Florida, Water and Sewer System Revenue Bonds,
                                              5.25% due 10/01/2026 (h)                                                       21,936
                                ---------------------------------------------------------------------------------------------------
                                   2,000      Deltona, Florida, Transportation Capital Improvement Revenue Bonds,
                                              5.125% due 10/01/2026 (a)                                                       2,116
                                ---------------------------------------------------------------------------------------------------
                                   1,130      Emerald Coast, Florida, Utilities Authority, System Revenue Bonds,
                                              5.25% due 1/01/2026 (h)                                                         1,206
                                ---------------------------------------------------------------------------------------------------
                                   1,560      Emerald Coast, Florida, Utilities Authority, System Revenue Bonds,
                                              5.25% due 1/01/2036 (h)                                                         1,661
                                ---------------------------------------------------------------------------------------------------
                                      80      Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds
                                              (Multi-County Program), AMT, Series A, 6.30% due 10/01/2020 (a)(i)                 81
                                ---------------------------------------------------------------------------------------------------
                                     305      Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds
                                              (Multi-County Program), AMT, Series A, 6.375% due 10/01/2026 (a)(i)               308
                                ---------------------------------------------------------------------------------------------------
                                   1,835      Flagler County, Florida, Capital Improvement Revenue Bonds,
                                              5% due 10/01/2035 (a)                                                           1,907
                                ---------------------------------------------------------------------------------------------------
                                   1,455      Florida HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                              Series 2, 5.75% due 7/01/2014 (a)                                               1,457
                                ---------------------------------------------------------------------------------------------------
                                  11,025      Florida HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                              Series 2, 5.90% due 7/01/2029 (a)                                              11,182
                                ---------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings Florida Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT                  Alternative Minimum Tax (subject to)
COP                  Certificates of Participation
GO                   General Obligation Bonds
HFA                  Housing Finance Agency
IDA                  Industrial Development Authority
IDR                  Industrial Development Revenue Bonds
M/F                  Multi-Family
S/F                  Single-Family

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2007                        (in Thousands)

                                    Face
                                  Amount      Municipal Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $ 12,000      Florida Higher Educational Facilities Financing Authority Revenue
                                              Bonds (Flagler College, Inc. Project), 5.25% due 11/01/2036 (p)            $   12,769
                                ---------------------------------------------------------------------------------------------------
                                   3,900      Florida Housing Finance Corporation, Homeowner Mortgage Revenue
                                              Bonds, AMT, Series 2, 4.80% due 7/01/2032 (d)(e)(g)                             3,838
                                ---------------------------------------------------------------------------------------------------
                                   5,975      Florida Housing Finance Corporation, Homeowner Mortgage Revenue
                                              Bonds, AMT, Series 11, 5.95% due 1/01/2032 (c)                                  6,117
                                ---------------------------------------------------------------------------------------------------
                                     780      Florida Housing Finance Corporation, Homeowner Mortgage Revenue
                                              Refunding Bonds, AMT, Series 4, 6.25% due 7/01/2022 (c)                           806
                                ---------------------------------------------------------------------------------------------------
                                   2,055      Florida Housing Finance Corporation, Housing Revenue Bonds
                                              (Waverly Apartments), AMT, Series C-1, 6.30% due 7/01/2030 (c)                  2,167
                                ---------------------------------------------------------------------------------------------------
                                   1,285      Florida Municipal Loan Council Revenue Bonds, Series B,
                                              5.375% due 11/01/2025 (a)                                                       1,349
                                ---------------------------------------------------------------------------------------------------
                                   4,150      Florida Municipal Loan Council Revenue Bonds, Series B,
                                              5.375% due 11/01/2030 (a)                                                       4,349
                                ---------------------------------------------------------------------------------------------------
                                   3,750      Florida State Board of Education, Capital Outlay, GO,
                                              Public Education, Refunding, Series D, 5.75% due 6/01/2022 (c)                  3,985
                                ---------------------------------------------------------------------------------------------------
                                   1,000      Florida State Board of Education, Capital Outlay, GO,
                                              Public Education, Series C, 5.75% due 6/01/2010 (h)(j)                          1,063
                                ---------------------------------------------------------------------------------------------------
                                   2,200      Florida State Board of Regents, Housing Revenue Bonds
                                              (University of Central Florida), 5.25% due 10/01/2026 (h)                       2,295
                                ---------------------------------------------------------------------------------------------------
                                   7,165      Florida State Board of Regents, University Systems Improvement
                                              Revenue Bonds, 5.25% due 7/01/2007 (a)(j)                                       7,245
                                ---------------------------------------------------------------------------------------------------
                                   3,505      Florida State Department of Management Services, Division
                                              Facilities Management Revenue Bonds (Florida Facilities Pool),
                                              Series A, 6% due 9/01/2010 (b)(j)                                               3,765
                                ---------------------------------------------------------------------------------------------------
                                   2,350      Florida State Governmental Utility Authority, Utility Revenue Bonds
                                              (Citrus Utility System), 5.125% due 10/01/2033 (b)                              2,444
                                ---------------------------------------------------------------------------------------------------
                                   2,900      Florida State Governmental Utility Authority, Utility Revenue Bonds
                                              (Lehigh Utility System), 5.125% due 10/01/2033 (b)                              3,017
                                ---------------------------------------------------------------------------------------------------
                                   8,805      Fort Myers, Florida, Utility System Revenue Refunding Bonds,
                                              5% due 10/01/2031 (a)                                                           9,212
                                ---------------------------------------------------------------------------------------------------
                                  16,000      Hernando County, Florida, School Board, COP, 5% due 7/01/2030 (a)              16,656
                                ---------------------------------------------------------------------------------------------------
                                   7,285      Highlands County, Florida, Health Facilities Authority, Hospital
                                              Revenue Bonds (Adventist Health System), Series C, 5.25% due 11/15/2036         7,543
                                ---------------------------------------------------------------------------------------------------
                                   6,340      Hillsborough County, Florida, HFA, S/F Mortgage Revenue Bonds,
                                              AMT, Series 1, 5.375% due 10/01/2049 (d)(e)(g)                                  6,634
                                ---------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2007                        (in Thousands)

                                    Face
                                  Amount      Municipal Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $  3,425      Hillsborough County, Florida, Port District Revenue Bonds
                                              (Tampa Port Authority Project), AMT, 5% due 6/01/2036 (a)                  $    3,528
                                ---------------------------------------------------------------------------------------------------
                                   6,600      Hillsborough County, Florida, School Board, COP,
                                              5.375% due 7/01/2009 (a)(j)                                                     6,811
                                ---------------------------------------------------------------------------------------------------
                                  33,400      Hillsborough County, Florida, School Board, COP, 6% due 7/01/2009 (a)(j)       35,194
                                ---------------------------------------------------------------------------------------------------
                                   1,300      Indian River County, Florida, Water and Sewer Revenue Refunding Bonds,
                                              Series A, 5.25% due 9/01/2018 (h)                                               1,346
                                ---------------------------------------------------------------------------------------------------
                                   1,800      Jacksonville, Florida, Economic Development Commission, Health
                                              Care Facilities Revenue Bonds (Mayo Clinic-Jacksonville),
                                              Series A, 5.50% due 11/15/2036 (a)                                              1,916
                                ---------------------------------------------------------------------------------------------------
                                   4,000      Jacksonville, Florida, Economic Development Commission,
                                              Revenue Refunding Bonds (Anheuser Busch Company Project),
                                              AMT, Series B, 4.75% due 3/01/2047                                              3,828
                                ---------------------------------------------------------------------------------------------------
                                   7,305      Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding
                                              and Improvement Bonds, 5.25% due 10/01/2032 (h)                                 7,668
                                ---------------------------------------------------------------------------------------------------
                                  10,000      Jacksonville, Florida, Health Facilities Authority, Hospital
                                              Revenue Bonds (Baptist Medical Center Project),
                                              Series A, 5% due 8/15/2037                                                     10,143
                                ---------------------------------------------------------------------------------------------------
                                   1,870      Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT,
                                              5.625% due 11/01/2026 (a)                                                       1,957
                                ---------------------------------------------------------------------------------------------------
                                   2,000      Jacksonville, Florida, Sales Tax Revenue Bonds, 5.50% due 10/01/2016 (b)        2,128
                                ---------------------------------------------------------------------------------------------------
                                   3,800      Jacksonville, Florida, Sales Tax Revenue Bonds, 5.50% due 10/01/2018 (b)        4,032
                                ---------------------------------------------------------------------------------------------------
                                  11,400      Jacksonville, Florida, Sales Tax Revenue Bonds, 5% due 10/01/2027 (a)          11,844
                                ---------------------------------------------------------------------------------------------------
                                   1,500      Jacksonville, Florida, Water and Sewer Revenue Bonds
                                              (United Water Florida Project), AMT, 6.35% due 8/01/2025 (b)                    1,506
                                ---------------------------------------------------------------------------------------------------
                                   5,000      Lake County, Florida, School Board, COP, Series A, 5% due 6/01/2030 (b)         5,177
                                ---------------------------------------------------------------------------------------------------
                                   4,225      Lee County, Florida, Capital Revenue Bonds, 5.25% due 10/01/2023 (b)            4,498
                                ---------------------------------------------------------------------------------------------------
                                     980      Lee County, Florida, HFA, S/F Mortgage Revenue Bonds
                                              (Multi-County Program), AMT, Series A, 5% due 3/01/2039 (d)(g)                    982
                                ---------------------------------------------------------------------------------------------------
                                      85      Lee County, Florida, HFA, S/F Mortgage Revenue Bonds
                                              (Multi-County Program), AMT, Series A-1, 7.20% due 3/01/2033 (d)(g)                86
                                ---------------------------------------------------------------------------------------------------
                                     360      Lee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds,
                                              AMT, Series A-2, 6.30% due 3/01/2029 (d)(e)(g)                                    363
                                ---------------------------------------------------------------------------------------------------
                                   7,375      Lee County, Florida, School Board, COP, Series A, 5% due 8/01/2025 (c)          7,700
                                ---------------------------------------------------------------------------------------------------
                                   9,000      Lee Memorial Health System, Florida, Hospital Revenue Bonds,
                                              Series A, 5% due 4/01/2032 (b)                                                  9,387
                                ---------------------------------------------------------------------------------------------------
                                   1,605      Leesburg, Florida, Capital Improvement Revenue Bonds,
                                              5.25% due 10/01/2027 (h)                                                        1,707
                                ---------------------------------------------------------------------------------------------------
                                   3,425      Leesburg, Florida, Capital Improvement Revenue Bonds,
                                              5.25% due 10/01/2034 (h)                                                        3,630
                                ---------------------------------------------------------------------------------------------------
                                     345      Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds,
                                              AMT, Sub-Series 1, 6.25% due 11/01/2028 (d)                                       348
                                ---------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2007                        (in Thousands)

                                    Face
                                  Amount      Municipal Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $  3,675      Marco Island, Florida, Utility System Revenue Bonds,
                                              5% due 10/01/2033 (a)                                                      $    3,802
                                ---------------------------------------------------------------------------------------------------
                                   1,000      Marion County, Florida, Hospital District, Revenue Refunding Bonds
                                              (Monroe Regional Medical Center), 5% due 10/01/2029                             1,013
                                ---------------------------------------------------------------------------------------------------
                                   5,000      Marion County, Florida, Hospital District, Revenue Refunding Bonds
                                              (Monroe Regional Medical Center), 5% due 10/01/2034                             5,036
                                ---------------------------------------------------------------------------------------------------
                                   5,990      Martin County, Florida, Utilities System Revenue Bonds,
                                              5.125% due 10/01/2033 (b)                                                       6,231
                                ---------------------------------------------------------------------------------------------------
                                   1,630      Miami Beach, Florida, Stormwater Revenue Bonds, 5.75% due 9/01/2016 (h)         1,737
                                ---------------------------------------------------------------------------------------------------
                                   1,000      Miami Beach, Florida, Stormwater Revenue Bonds, 5.25% due 9/01/2020 (h)         1,047
                                ---------------------------------------------------------------------------------------------------
                                   4,400      Miami Beach, Florida, Stormwater Revenue Bonds, 5.25% due 9/01/2025 (h)         4,586
                                ---------------------------------------------------------------------------------------------------
                                   1,910      Miami Beach, Florida, Stormwater Revenue Bonds, 5.375% due 9/01/2030 (h)        1,998
                                ---------------------------------------------------------------------------------------------------
                                   2,690      Miami Beach, Florida, Water and Sewer Revenue Bonds,
                                              5.625% due 9/01/2018 (b)                                                        2,854
                                ---------------------------------------------------------------------------------------------------
                                  10,600      Miami Beach, Florida, Water and Sewer Revenue Bonds,
                                              5.75% due 9/01/2025 (b)                                                        11,263
                                ---------------------------------------------------------------------------------------------------
                                   7,735      Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A,
                                              5% due 10/01/2033 (c)                                                           7,905
                                ---------------------------------------------------------------------------------------------------
                                   8,285      Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A,
                                              5.125% due 10/01/2035 (c)                                                       8,523
                                ---------------------------------------------------------------------------------------------------
                                   6,000      Miami-Dade County, Florida, Aviation Revenue Bonds
                                              (Miami International Airport), AMT, Series A, 6% due 10/01/2024 (h)             6,404
                                ---------------------------------------------------------------------------------------------------
                                  10,000      Miami-Dade County, Florida, Aviation Revenue Bonds
                                              (Miami International Airport), AMT, Series A, 6% due 10/01/2029 (h)            10,654
                                ---------------------------------------------------------------------------------------------------
                                   1,000      Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
                                              (Miami International Airport), AMT, Series A, 5% due 10/01/2038 (l)             1,031
                                ---------------------------------------------------------------------------------------------------
                                   5,450      Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
                                              (Miami International Airport), AMT, Series A, 5% due 10/01/2040 (p)             5,603
                                ---------------------------------------------------------------------------------------------------
                                   1,000      Miami-Dade County, Florida, Educational Facilities Authority
                                              Revenue Bonds (University of Miami), Series A, 5.50% due 4/01/2010 (b)(j)       1,053
                                ---------------------------------------------------------------------------------------------------
                                   5,000      Miami-Dade County, Florida, Educational Facilities Authority
                                              Revenue Bonds (University of Miami), Series A, 5.75% due 4/01/2010 (b)(j)       5,299
                                ---------------------------------------------------------------------------------------------------
                                  19,425      Miami-Dade County, Florida, Educational Facilities Authority
                                              Revenue Bonds (University of Miami), Series A, 6% due 4/01/2010 (b)(j)         20,714
                                ---------------------------------------------------------------------------------------------------
                                   4,200      Miami-Dade County, Florida, Educational Facilities Authority
                                              Revenue Bonds (University of Miami), Series A, 5% due 4/01/2037 (b)             4,382
                                ---------------------------------------------------------------------------------------------------
                                   8,995      Miami-Dade County, Florida, Expressway Authority, Toll System
                                              Revenue Bonds, Series B, 5.25% due 7/01/2027 (h)                                9,540
                                ---------------------------------------------------------------------------------------------------
                                  12,640      Miami-Dade County, Florida, Expressway Authority, Toll System
                                              Revenue Bonds, Series B, 5% due 7/01/2033 (h)                                  13,089
                                ---------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2007                        (in Thousands)

                                    Face
                                  Amount      Municipal Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $ 12,250      Miami-Dade County, Florida, Expressway Authority, Toll System
                                              Revenue Refunding Bonds, 5.125% due 7/01/2025 (h)                          $   12,798
                                ---------------------------------------------------------------------------------------------------
                                   6,705      Miami-Dade County, Florida, GO (Parks Program), 6% due 11/01/2024 (h)           7,080
                                ---------------------------------------------------------------------------------------------------
                                   2,185      Miami-Dade County, Florida, HFA, M/F Mortgage Revenue Bonds
                                              (Marbrisa Apartments Project), AMT, Series 2A, 6% due 8/01/2026 (c)             2,290
                                ---------------------------------------------------------------------------------------------------
                                   5,100      Miami-Dade County, Florida, IDA, IDR (Airis Miami II LLC Project),
                                              AMT, 6% due 10/15/2019 (b)                                                      5,367
                                ---------------------------------------------------------------------------------------------------
                                   3,280      Miami-Dade County, Florida, IDA, IDR (BAC Funding Corporation Project),
                                              Series A, 5.25% due 10/01/2020 (b)                                              3,467
                                ---------------------------------------------------------------------------------------------------
                                   2,945      Miami-Dade County, Florida, Solid Waste System Revenue Bonds,
                                              5.50% due 10/01/2015 (c)                                                        3,131
                                ---------------------------------------------------------------------------------------------------
                                   3,105      Miami-Dade County, Florida, Solid Waste System Revenue Bonds,
                                              5.50% due 10/01/2016 (c)                                                        3,304
                                ---------------------------------------------------------------------------------------------------
                                   8,800      Miami-Dade County, Florida, Solid Waste System Revenue Bonds,
                                              5.25% due 10/01/2030 (a)                                                        9,399
                                ---------------------------------------------------------------------------------------------------
                                   4,510      Nassau County, Florida, Public Improvement Revenue Refunding Bonds,
                                              5.75% due 5/01/2011 (a)(j)                                                      4,807
                                ---------------------------------------------------------------------------------------------------
                                   5,175      Nassau County, Florida, Water and Sewer System Revenue Bonds,
                                              5.125% due 9/01/2033 (a)                                                        5,381
                                ---------------------------------------------------------------------------------------------------
                                     525      Orange County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT,
                                              6.85% due 10/01/2027 (d)(g)                                                       526
                                ---------------------------------------------------------------------------------------------------
                                   2,900      Orange County, Florida, Health Facilities Authority, Hospital
                                              Revenue Bonds (Adventist Health System), 6.25% due 11/15/2012 (j)               3,209
                                ---------------------------------------------------------------------------------------------------
                                   9,220      Orange County, Florida, Health Facilities Authority, Hospital
                                              Revenue Bonds (Orlando Regional Healthcare), 6% due 12/01/2012 (j)             10,132
                                ---------------------------------------------------------------------------------------------------
                                   5,000      Orange County, Florida, Health Facilities Authority, Hospital
                                              Revenue Bonds (Orlando Regional Healthcare), Series A,
                                              6.25% due 10/01/2018 (a)                                                        5,892
                                ---------------------------------------------------------------------------------------------------
                                   1,300      Orange County, Florida, School Board COP, 5.50% due 8/01/2025 (b)               1,357
                                ---------------------------------------------------------------------------------------------------
                                  31,745      Orange County, Florida, Tourist Development, Tax Revenue Bonds,
                                              5.75% due 10/01/2009 (b)(j)                                                    33,142
                                ---------------------------------------------------------------------------------------------------
                                   3,250      Orlando and Orange County, Florida, Expressway Authority Revenue Bonds,
                                              Series B, 5% due 7/01/2030 (b)                                                  3,372
                                ---------------------------------------------------------------------------------------------------
                                  37,550      Orlando and Orange County, Florida, Expressway Authority Revenue Bonds,
                                              Series B, 5% due 7/01/2035 (b)                                                 38,963
                                ---------------------------------------------------------------------------------------------------
                                   7,680      Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds,
                                              5.25% due 10/01/2012 (b)(j)                                                     8,061
                                ---------------------------------------------------------------------------------------------------
                                   3,155      Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds,
                                              5.375% due 10/01/2012 (b)(j)                                                    3,360
                                ---------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2007                        (in Thousands)

                                    Face
                                  Amount      Municipal Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $  5,560      Osceola County, Florida, Tourist Development Tax Revenue Bonds,
                                              Series A, 5.50% due 10/01/2027 (h)                                         $    5,913
                                ---------------------------------------------------------------------------------------------------
                                   6,115      Palm Beach County, Florida, School Board, COP, Refunding, Series B,
                                              5.375% due 8/01/2017 (b)                                                        6,481
                                ---------------------------------------------------------------------------------------------------
                                   5,070      Palm Beach County, Florida, School Board, COP, Series A,
                                              6% due 8/01/2010 (h)(j)                                                         5,438
                                ---------------------------------------------------------------------------------------------------
                                  13,205      Palm Beach County, Florida, School Board, COP, Series A,
                                              6.25% due 8/01/2010 (h)(j)                                                     14,262
                                ---------------------------------------------------------------------------------------------------
                                  13,500      Palm Beach County, Florida, School Board, COP, Series A,
                                              5% due 8/01/2031 (c)                                                           14,032
                                ---------------------------------------------------------------------------------------------------
                                   4,000      Palm Coast, Florida, Utility System Revenue Bonds, 5% due 10/01/2027 (a)        4,133
                                ---------------------------------------------------------------------------------------------------
                                   3,000      Panama City, Florida, Water and Sewer Revenue Bonds, Series B,
                                              5.25% due 10/01/2022 (a)                                                        3,203
                                ---------------------------------------------------------------------------------------------------
                                   2,070      Pembroke Pines, Florida, Public Improvement Revenue Bonds, Series A,
                                              5% due 10/01/2034 (b)                                                           2,147
                                ---------------------------------------------------------------------------------------------------
                                   4,940      Polk County, Florida, Public Facilities Revenue Bonds,
                                              5% due 12/01/2033 (a)                                                           5,145
                                ---------------------------------------------------------------------------------------------------
                                   9,885      Polk County, Florida, School Board COP, Master Lease, Series A,
                                              5.50% due 1/01/2025 (c)                                                        10,441
                                ---------------------------------------------------------------------------------------------------
                                   1,280      Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2026 (a)         1,369
                                ---------------------------------------------------------------------------------------------------
                                   1,345      Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2027 (a)         1,428
                                ---------------------------------------------------------------------------------------------------
                                   5,000      Port St. Lucie, Florida, Utility System Revenue Refunding Bonds,
                                              Series A, 5% due 9/01/2028 (a)                                                  5,237
                                ---------------------------------------------------------------------------------------------------
                                   5,335      Port St. Lucie, Florida, Utility System Revenue Refunding Bonds,
                                              Series A, 5% due 9/01/2029 (a)                                                  5,584
                                ---------------------------------------------------------------------------------------------------
                                   1,275      Saint Johns County, Florida, IDA, IDR, Refunding
                                              (Professional Golf Project), 5.50% due 9/01/2015 (a)                            1,365
                                ---------------------------------------------------------------------------------------------------
                                   1,345      Saint Johns County, Florida, IDA, IDR, Refunding
                                              (Professional Golf Project), 5.50% due 9/01/2016 (a)                            1,441
                                ---------------------------------------------------------------------------------------------------
                                   1,420      Saint Johns County, Florida, IDA, IDR, Refunding
                                              (Professional Golf Project), 5.50% due 9/01/2017 (a)                            1,512
                                ---------------------------------------------------------------------------------------------------
                                   1,500      Saint Johns County, Florida, IDA, IDR, Refunding
                                              (Professional Golf Project), 5.50% due 9/01/2018 (a)                            1,597
                                ---------------------------------------------------------------------------------------------------
                                   2,945      Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds,
                                              5% due 10/01/2030 (c)                                                           3,069
                                ---------------------------------------------------------------------------------------------------
                                   4,980      Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds,
                                              5% due 10/01/2035 (c)                                                           5,176
                                ---------------------------------------------------------------------------------------------------
                                   1,375      Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A,
                                              5.25% due 10/01/2028 (b)                                                        1,459
                                ---------------------------------------------------------------------------------------------------
                                   1,355      Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A,
                                              5.25% due 10/01/2031 (b)                                                        1,435
                                ---------------------------------------------------------------------------------------------------
                                   2,000      Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A,
                                              5.25% due 10/01/2034 (b)                                                        2,115
                                ---------------------------------------------------------------------------------------------------
                                   1,430      Saint Johns County, Florida, Sales Tax Revenue Bonds, Series B,
                                              5.25% due 10/01/2027 (b)                                                        1,517
                                ---------------------------------------------------------------------------------------------------
                                     840      Saint Johns County, Florida, Sales Tax Revenue Bonds, Series B,
                                              5.25% due 10/01/2032 (b)                                                          889
                                ---------------------------------------------------------------------------------------------------
                                   3,500      Saint Johns County, Florida, Transportation Improvement Revenue Bonds,
                                              5.125% due 10/01/2032 (b)                                                       3,645
                                ---------------------------------------------------------------------------------------------------
                                   4,055      Saint Lucie County, Florida, School Board, COP,
                                              6.25% due 7/01/2010 (c)(j)                                                      4,372
                                ---------------------------------------------------------------------------------------------------
                                   1,495      Saint Lucie County, Florida, School Board, COP, Refunding, Series A,
                                              5.50% due 7/01/2018 (c)                                                         1,592
                                ---------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2007                        (in Thousands)

                                    Face
                                  Amount      Municipal Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $  1,170      Saint Lucie County, Florida, School Board, COP, Refunding,
                                              Series C, 5.50% due 7/01/2018 (c)                                          $    1,246
                                ---------------------------------------------------------------------------------------------------
                                   1,720      Saint Lucie, Florida, West Services District, Utility Revenue Bonds,
                                              5.25% due 10/01/2034 (a)                                                        1,832
                                ---------------------------------------------------------------------------------------------------
                                   4,750      Saint Lucie, Florida, West Services District, Utility Revenue Bonds,
                                              5% due 10/01/2038 (a)                                                           4,927
                                ---------------------------------------------------------------------------------------------------
                                   3,250      Saint Lucie, Florida, West Services District, Utility Revenue
                                              Refunding Bonds, Senior Lien, 6% due 10/01/2022 (a)                             3,511
                                ---------------------------------------------------------------------------------------------------
                                   6,615      South Florida Water Management District, COP, 5% due 10/01/2036 (b)             6,875
                                ---------------------------------------------------------------------------------------------------
                                   1,750      South Lake County, Florida, Hospital District Revenue Bonds
                                              (South Lake Hospital, Inc.), 5.80% due 10/01/2034                               1,812
                                ---------------------------------------------------------------------------------------------------
                                   2,250      Sunrise, Florida, Utility System Revenue Refunding Bonds,
                                              5.20% due 10/01/2022 (b)                                                        2,450
                                ---------------------------------------------------------------------------------------------------
                                   2,430      Sunrise Lakes, Florida, Phase 4 Recreation District, Refunding Bonds,
                                              GO, 5.25% due 8/01/2024 (b)                                                     2,459
                                ---------------------------------------------------------------------------------------------------
                                   2,800      Tallahassee, Florida, Lease Revenue Bonds (Florida State
                                              University Project), Series A, 5.25% due 8/01/2023 (a)                          2,907
                                ---------------------------------------------------------------------------------------------------
                                   1,000      Tallahassee, Florida, Lease Revenue Bonds (Florida State
                                              University Project), Series A, 5.375% due 8/01/2026 (a)                         1,045
                                ---------------------------------------------------------------------------------------------------
                                  30,335      Tampa Bay, Florida, Water Utility System Revenue Bonds,
                                              6% due 10/01/2011 (h)(j)                                                       32,888
                                ---------------------------------------------------------------------------------------------------
                                   3,835      Taylor County, Florida, Sales Tax Revenue Bonds, 6% due 10/01/2010 (h)(j)       4,092
                                ---------------------------------------------------------------------------------------------------
                                   8,935      University of Central Florida (UCF) Athletics Association, Inc.,
                                              COP, Series A, 5.25% due 10/01/2034 (h)                                         9,442
                                ---------------------------------------------------------------------------------------------------
                                  10,775      Village Center Community Development District, Florida,
                                              Recreational Revenue Bonds, Series A, 5.375% due 11/01/2034 (a)                11,584
                                ---------------------------------------------------------------------------------------------------
                                   1,750      Village Center Community Development District, Florida,
                                              Recreational Revenue Bonds, Series A, 5.125% due 11/01/2036 (a)                 1,835
                                ---------------------------------------------------------------------------------------------------
                                   3,000      Village Center Community Development District, Florida, Utility
                                              Revenue Bonds, 5.25% due 10/01/2023 (a)                                         3,193
                                ---------------------------------------------------------------------------------------------------
                                   2,075      Volusia County, Florida, IDA, Student Housing Revenue Bonds
                                              (Stetson University Project), Series A, 5% due 6/01/2025 (l)                    2,168
                                ---------------------------------------------------------------------------------------------------
                                   1,740      Volusia County, Florida, IDA, Student Housing Revenue Bonds
                                              (Stetson University Project), Series A, 5% due 6/01/2035 (l)                    1,809
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 1.9%                     9,700      Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate
                                              Lien General Revenue Refunding Bonds, Series C, 5% due 1/01/2033 (c)           10,039
                                ---------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2007                        (in Thousands)

                                    Face
                                  Amount      Municipal Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 1.5%              $  2,500      Puerto Rico Commonwealth Highway and Transportation Authority,
                                              Transportation Revenue Refunding Bonds, Series M, 5% due 7/01/2037         $    2,582
                                ---------------------------------------------------------------------------------------------------
                                   2,600      Puerto Rico Commonwealth, Public Improvement, GO, Series A,
                                              5.25% due 7/01/2026                                                             2,756
                                ---------------------------------------------------------------------------------------------------
                                   2,725      Puerto Rico Industrial Tourist, Educational, Medical and
                                              Environmental Control Facilities Revenue Bonds
                                              (University Plaza Project), Series A, 5.625% due 7/01/2019 (a)                  2,869
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Municipal Bonds  (Cost - $823,268) - 157.0%                             852,497
-----------------------------------------------------------------------------------------------------------------------------------
                                              Municipal Bonds Held in Trust (f)
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 19.8%                   28,210      Florida State Board of Education, Lottery Revenue Bonds, Series B,
                                              6.25% due 7/01/2010 (h)(j)                                                     30,419
                                ---------------------------------------------------------------------------------------------------
                                  28,650      Florida State Turnpike Authority, Turnpike Revenue Bonds
                                              (Department of Transportation), Series A, 6.25% due 7/01/2010 (h)(j)           30,893
                                ---------------------------------------------------------------------------------------------------
                                  19,925      Lee County, Florida, Airport Revenue Bonds, AMT, Series A
                                              6% due 10/01/2029 (c)                                                          21,253
                                ---------------------------------------------------------------------------------------------------
                                  15,513      Miami-Dade County, Florida, Aviation Revenue Refunding Bond
                                              (Miami International Airport), AMT, Series A, 5% due 10/01/2040 (p)            15,421
                                ---------------------------------------------------------------------------------------------------
                                   8,790      Santa Rosa County, Florida, School Board, COP, Revenue Refunding Bonds,
                                              Series 2, 5.25% due 2/01/2031 (h)                                               9,362
                                ---------------------------------------------------------------------------------------------------
                                              Total Municipal Bonds Held in Trust (Cost - $103,615) - 19.8%                 107,348
-----------------------------------------------------------------------------------------------------------------------------------
                                  Shares
                                    Held      Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                   1,220      CMA Florida Municipal Money Fund, 3.14% (m)(o)                                  1,220
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Short-Term Securities (Cost - $1,220) - 0.2%                              1,220
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Investments (Cost - $928,103*) - 177.0%                                 961,065
                                              Liabilities in Excess of Other Assets - (0.4%)                                 (2,132)
                                              Liability for Trust Certificates,
                                              Including Interest Expense Payable - (9.7%)                                   (52,421)
                                              Preferred Shares, at Redemption Value - (66.9%)                              (363,420)
                                                                                                                         ----------
                                              Net Assets Applicable to Common Shares - 100.0%                            $  543,092
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                           $  882,942
                                                               ==========
      Gross unrealized appreciation                            $   27,632
      Gross unrealized depreciation                                (1,393)
                                                               ----------
      Net unrealized appreciation                              $   26,239
                                                               ==========

(a)   MBIA Insured.
(b)   AMBAC Insured.
(c)   FSA Insured.
(d)   GNMA Collateralized.
(e)   FHLMC Collateralized.

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2007                        (in Thousands)

(f) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(g)   FNMA Collateralized.
(h)   FGIC Insured.
(i)   FHA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l)   CIFG Insured.
(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------
                                                   Net           Dividend
      Affiliate                                 Activity           Income
      -------------------------------------------------------------------
      CMA Florida Municipal Money Fund          (14,450)        $     360
      -------------------------------------------------------------------

(n)   Assured Guaranty Insured.
(o)   Represents the current yield as of May 31, 2007.
(p)   XL Capital Insured.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Florida Insured Fund


By: /s/ Robert C. Doll, Jr.
    -------------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniHoldings Florida Insured Fund

Date: July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniHoldings Florida Insured Fund

Date: July 24, 2007


By: /s/ Donald C. Burke
    -------------------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniHoldings Florida Insured Fund

Date: July 24, 2007